Acquisition (Details 1) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Inventory	$ 1,431,556	$ 4,804,299
Goodwill	848,854	$ 2,886,309
LuckyTail [Member]
Cash	2,000,000
Cash payment, 90 days after close	484,729
Cash payment, 180 days after close	469,924
Contingent consideration	112,685
Cash payment, working capital adjustment	460,901
Total Purchase Price	3,528,239
Inventory	460,901
Trade name	383,792
Customer list	1,834,692
Total identifiable net assets	2,679,385
Goodwill	$ 848,854